Annual Operating Expenses {- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-06 - Fidelity® GNMA Fund - Fidelity GNMA Fund-Default	Sep. 29, 2020
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%